Licenses and Collaborative Arrangement	12 Months Ended
Dec. 31, 2019
Research And Development [Abstract]
Licenses and collaborative arrangement
18.	Licenses and collaborative arrangement

The following is a description of the Group’s significant collaboration agreements for the years ended December 31, 2017, 2018 and 2019.

License and collaboration agreement with Tesaro

In September 2016, the Group entered into a collaboration, development and license agreement with Tesaro, under which the Group obtained an exclusive license for certain patents and know-how that Tesaro licensed from Merck, Sharp & Dohme Corp. (a subsidiary of Merck & Co. Inc.), or Merck Corp., and AstraZeneca UK Limited to develop, manufacture, use, sell, import and commercialize Tesaro’s proprietary PARP inhibitor, niraparib, in mainland China, Hong Kong and Macau, or the licensed territory, in the licensed field of treatment, diagnosis and prevention of any human diseases or conditions (other than prostate cancer). Tesaro has the option to elect to co-promote the licensed products in the Group’s licensed territory.

Under the terms of the agreement, the Group made an upfront payment of $15,000 to Tesaro which was recorded as a research and development expense in 2016. If the Group successfully develops and commercializes the licensed products, the Group will make a milestone payment to Tesaro for the achievement of a certain development milestone event. In addition, if Tesaro does not exercise its co-promotion option, the Group will pay Tesaro milestone payments for the achievement of certain sales milestone events, and also tiered royalties at certain percentages of net sales of the licensed products, until the later of the expiration of the last-to-expire licensed patent covering the licensed product, the expiration of regulatory exclusivity for the licensed product, or the tenth anniversary of the first commercial sale of the licensed product, in each case on a product-by-product and region-by-region basis.

On December 27, 2019, the China National Medical Products Administration (NMPA) approved the New Drug Application (NDA) for ZEJULA (niraparib). The Group achieved the milestone related to its collaboration agreement with Tesaro for regulatory approval for the first indication by NMPA and a milestone payment was payable to Tesaro according to the agreement.

License and collaboration agreement with Paratek Bermuda Ltd. (“Paratek”)

In April 2017, the Group entered into a collaboration, development and license agreement with Paratek, under which the Group obtained both an exclusive license under certain patents and know-how of Paratek and an exclusive sub-license under certain intellectual property that Paratek licensed from Tufts University to develop, manufacture, use, sell, import and commercialize omadacycline in mainland China, Hong Kong, Macau and Taiwan, or licensed territory, in the field of all human therapeutic and preventative uses other than biodefense, or the licensed field. Paratek retains the right to manufacture the licensed product in the licensed territory for use outside the licensed territory. The Group also granted to Paratek a non-exclusive license to certain of intellectual property for Paratek Bermuda Ltd.

Under the terms of the agreement, the Group made an upfront payment of $7,500 to Paratek which was recorded as a research and development expense in 2017. The Group made a milestone payment to Paratek for the achievement of milestone upon receipt of the first regulatory approval for the Product in the U.S. in 2018 according to the agreement. The Group will make further milestone payments to Paratek for the achievement of certain development milestone and sales milestone event. In addition, the Group will pay to Paratek tiered royalties at certain percentage rates on the net sales of licensed products, until the later of the abandonment, expiration or invalidation of the last-to-expire licensed patent covering the licensed product, or the eleventh anniversary of the first commercial sale of the licensed product, in each case on a product-by-product and region-by-region basis.

The Group has the right to terminate this agreement for any or no reason by providing Paratek with prior written notice with no penalty.

License and collaboration agreement with Five Prime Therapeutics, Inc. (“Five Prime”)

On December 19, 2017, the Group and Five Prime entered into an exclusive license agreement for FPA144 in China, Hong Kong, Macau and Taiwan and global strategic development collaboration.

Under the terms of the agreement, Five Prime has granted the Group an exclusive license to develop and commercialize FPA144 in the China, Hong Kong, Macau and Taiwan territory: China, Hong Kong, Macau, and Taiwan. The Group will be responsible for conducting the Phase III FIGHT trial in China, Hong Kong, Macau and Taiwan, including screening, enrolment and treatment of patients, and for commercialization of FPA144 in the China, Hong Kong, Macau and Taiwan territory.  Five Prime will manufacture and supply FPA144 for the study. A Joint Steering Committee will be formed between the companies to oversee development, regulatory and commercialization activities in China, Hong Kong, Macau and Taiwan.

The Group made an upfront payment of $5,000 in January 2018, and made a milestone payment to Five Prime for the achievement of a milestone by enrolling the first patient in Phase III FIGHT trail of the Product in China in October 2018 according to the agreement. The Group will make further milestone payments for the achievement of certain development and regulatory milestones to Five Prime. In addition, the Group will pay to Five Prime a royalty percentage on net sales of FPA144 in China, Hong Kong, Macau and Taiwan. And the Group is also eligible to receive a royalty from Five Prime on net sales of FPA144 outside of China, Hong Kong, Macau and Taiwan.

License and collaboration agreement with Entasis Therapeutics Holdings Inc.(“Entasis”)

On April 25, 2018, the Group entered into an exclusive license agreement with Entasis, under which the Group obtained an exclusive right to develop and commercialize Entasis’s broad-spectrum intravenous inhibitor of β-lactamases or ETX2514 in the Asia-Pacific region for the treatment of a variety of serious multidrug-resistant infections caused by Acinetobacter baumannii.

The Group paid $5,000 upfront fees to Entasis upon entering the agreement in 2018, and paid two milestone payments to Entasis in November 2019 for the achievements of first patient dosed in pivotal study and first patient dosed in a registration study for the lead product in China according to the agreement. The Group will make future milestone payments upon the achievement of contractually specified development, regulatory and sales milestones, plus royalties.

The Group has the right to terminate this agreement at any time by providing written notice of termination to Entasis.

License and collaboration agreement with Crescendo Biologics Ltd. (“Crescendo”)

On May 25, 2018, the Group and Crescendo entered into an exclusive, worldwide licensing agreement, under which the Group will develop, commercialize, and manufacture a topical, innovative antibody VH domain therapeutic for potential application in inflammatory indications.

Under the terms of the agreement, Crescendo granted to the group a worldwide exclusive license to develop and commercialize its drug candidate for all indications. The Group will be responsible for conducting all regulatory filings, clinical studies, and commercialization activities, with both companies participating in a Joint Development Committee.

The Group paid $2,000 upfront fees to Crescendo in 2018. And the Group will provide development, regulatory, and commercial milestones for multiple indications. Crescendo will also be eligible to receive tiered royalties on global sales.

The Group has the right to terminate this agreement at any time by providing written notice of termination to Crescendo.

License and collaboration agreement with Novocure Limited (“Novocure”)

On September 10, 2018, the Group entered into an exclusive license agreement with Novocure for Tumor Treating Fields, including the brand name Optune in China, Hong Kong, Macau and Taiwan and a global strategic development collaboration.

Under the terms of agreement, Novocure granted the Group an exclusive license to commercialize Tumor Treating Fields in China, Hong Kong, Macau and Taiwan. The Group will be responsible for regulatory submissions in Greater China and will work to establish Tumor Treating Fields as an oncology treatment in this territory.

The Group paid $15,000 upfront fees to Novocure in 2018 and will make future milestone payments upon the achievement of contractually certain development, regulatory and commercial milestones. Novocure will also be eligible to receive a royalty on net sales of the licensed products in China, Hong Kong, Macau and Taiwan.

The Group has the right to terminate this agreement at any time by providing written notice of termination to Novocure.

License and collaboration agreement with MacroGenics Inc. (“MacroGenics”)

On November 29, 2018, the Group entered into an exclusive collaboration and license agreement with MarcroGenics to develop and commercialize Margetuximab, MGD013 and TRIDENT™ Molecule in Greater China.

Under the terms of agreement, MacroGenics granted the Group regional development and commercialization rights for these programs in mainland China, Hong Kong, Macau and Taiwan. The Group will lead clinical development in its territory by leveraging its regulatory and clinical development expertise and broad regional network of investigators. As part of the collaborative clinical development effort, the Group and MacroGenics intend to initiate a global study using combination regimens containing margetuximab in order to maximize potential clinical benefit in gastric cancer, the fifth most common cancer in the world and the second most common in China.

The Group paid upfront fee of $25,000 to MacroGenics in January 2019, and will make future milestone payments upon the achievement of potential development and regulatory-based milestones. In addition, the Group would pay MacroGenics royalties on annual net sales of the assets, which may be subject to adjustment in specified circumstances.

The Group has the right to terminate this agreement at any time by providing written notice of termination to MacroGenics.

License and collaboration agreement with Deciphera Pharmaceuticals, LLC (“Deciphera”)

On June 10, 2019, the Group entered into an exclusive collaboration and license agreement with Deciphera to advance the development and commercialization of ripretinib in China, Hong Kong, Macau and Taiwan. Discovered and developed by Deciphera, ripretinib is an investigational, oral, kinase switch control inhibitor in clinical development for the treatment of GIST and other solid tumors driven by KIT or PDGFRα.

Under the terms of the agreement, Deciphera granted the Group exclusive regional development and commercialization rights for ripretinib in China, Hong Kong, Macau and Taiwan.

The Group paid upfront fee of $20,000 to Deciphera in July 2019, and paid a milestone payment to Deciphera in September 2019 for the achievements of the completion of enrollment and dosing with the licensed product of thirty patients in the INTRIGUE Study according to the agreement. The Group will make future milestone upon the achievement in potential development and commercial milestones. In addition, the Group would pay Deciphera royalties on annual net sales of ripretinib in China, Hong Kong, Macau and Taiwan.

The Group has the right to terminate this agreement at any time by providing written notice of termination to Deciphera.

License and collaboration agreement with Incyte Corporation (“Incyte”)

On July 1, 2019, the Group entered into an exclusive collaboration and license agreement with Incyte for the development and commercialization of INCMGA0012, an investigational anti-PD-1 monoclonal antibody, in China, Hong Kong, Macau and Taiwan.

Under the terms of agreement, Incyte granted the Group the rights to develop and exclusively commercialize INCMGA0012 in hematology and oncology in mainland China, Hong Kong, Macau and Taiwan. Incyte will retain an option to assist in the promotion of INCMGA0012 in the Group’s licensed territories.

The Group paid upfront fee of $17,500 to Incyte in September 2019, and will make future milestone payments upon achievement of potential development, regulatory and commercial milestones, as well as tiered royalties, with Incyte responsible for all royalties and pass-through payments to its licensing partner, MacroGenics.

The Group has the right to terminate this agreement at any time by providing written notice of termination to Incyte.

As noted above, the Group has entered into various license and collaboration agreements with third party licensors to develop and commercialize drug candidates. Based on the terms of these agreements the Group is contingently obligated to make additional material payments upon the achievement of certain contractually defined milestones.  Based on management’s evaluation of the progress of each project noted above, the licensors will be eligible to receive from the Group up to an aggregate of approximately $1,394,547 in future milestone payments upon the achievement of contractually specified development milestones, such as regulatory approval for the drug candidates, which may be before the Group has commercialized the drug or received any revenue from sales of such drug candidate, which may never occur.